CONDENSED CONSOLIDATED STATEMENTS OF (LOSS) INCOME (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue - Products	$ 46,649,847	$ 45,690,706	$ 46,435,133
Revenue - Software	16,172,885	18,597,383	39,301,812
Revenue - System integration	11,701,929	20,905,251	27,678,685
Revenue - Others	1,620,723	1,184,115	1,119,923
TOTAL REVENUE	76,145,384	86,377,455	114,535,553
Cost - Products sold	38,829,515	40,119,790	36,815,966
Cost - Software sold	10,309,838	8,904,134	13,302,464
Cost - System integration	8,477,128	15,964,817	19,625,349
Cost - Others	1,253,759	889,234	472,270
TOTAL COST	58,870,240	65,877,975	70,216,049
GROSS PROFIT	17,275,144	20,499,480	44,319,504
Administrative expenses	92,930,409	52,800,320	22,785,631
Research and development expenses	2,915,641	4,951,166	4,483,754
Selling expenses	8,820,434	9,786,220	7,522,986
Impairment of property, plant and equipment	29,976,990	11,809,432	0
Impairment of intangible assets and goodwill	2,008,249	26,901,574	0
(LOSS) INCOME FROM OPERATIONS	(119,376,579)	(85,749,232)	9,527,133
Subsidy income	3,063,005	1,709,246	1,939,787
Other income (loss), net	1,097,233	(1,466,789)	538,624
Interest income	460,381	343,289	317,190
Interest expense	(5,553,522)	(4,646,818)	(2,948,406)
(LOSS) INCOME BEFORE INCOME TAXES	(120,309,482)	(89,810,304)	9,374,328
Income tax expense	(1,896,545)	(812,254)	(804,149)
NET (LOSS) INCOME	(122,206,027)	(90,622,558)	8,570,179
Less: Net loss (income) attributable to the non-controlling interest	2,969,204	992,050	(660,781)
NET (LOSS) INCOME ATTRIBUTABLE TO THE COMPANY	$ (119,236,823)	$ (89,630,508)	$ 7,909,398
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic	27,356,504	27,017,780	26,737,638
Diluted	27,356,504	27,017,780	26,965,006
(LOSS) EARNINGS PER SHARE
Basic	$ (4.36)	$ (3.32)	$ 0.30
Diluted	$ (4.36)	$ (3.32)	$ 0.29